Share-based Payments - Summary of Option Activities under Plan and Changes, Cash-settled Arrangements (Detail)			12 Months Ended
	Aug. 07, 2018	Aug. 06, 2018	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr	Dec. 31, 2015 yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Units, Granted	1,296,470	956,470
Cash-settled arrangements [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Units, Beginning balance			346,767	273,147
Number of Units, Granted				110,250
Number of Units, Exercised				(20,022)
Number of Units, Forfeited, cancelled and expired			(73,710)	(16,608)
Number of units, Transfer from cash-settled arrangements			(273,057)
Number of Units, Ending balance				346,767
Weighted Average Exercise Price Per Unit, Beginning balance			$ 16.91	$ 19.28
Weighted average remaining contractual term | yr			0	1.3	1.1
Weighted Average Exercise Price Per Unit, Granted				$ 8.10
Weighted Average Exercise Price Per Unit, Exercised				8.10
Weighted Average Exercise Price Per Unit, Forfeited, cancelled and expired			$ 43.31	8.10
Weighted Average Exercise Price Per Unit,Transfer from cash-settled arrangements			$ (9.59)
Weighted Average Exercise Price Per Unit, Ending balance				$ 16.91